Deferred income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax [Abstract]
Reconciliation of changes in deferred tax liability (asset)

	Accelerated tax depreciation	Other temporary differences	Tax losses	Retirement benefit obligations	Total
	$M	$M	$M	$M	$M
At January 1, 2016	(11.0)	5.1	4.7	13.3	12.1
Credited/(charged) to consolidated income statement	0.1	(2.1)	0.9	(1.2)	(2.3)
Credited to other comprehensive income	—	—	—	4.3	4.3
Exchange difference	—	(0.2)	(0.5)	(1.7)	(2.4)
At December 31, 2016	(10.9)	2.8	5.1	14.7	11.7
Credited/(charged) to consolidated income statement	5.2	(1.0)	—	0.6	4.8
Charged to other comprehensive income	—	(0.6)	—	(5.2)	(5.8)
Credited to equity	—	0.6	—	—	0.6
Exchange difference	—	0.2	0.3	0.8	1.3
At December 31, 2017	(5.7)	2.0	5.4	10.9	12.6

Schedule of deferred income tax assets and liabilities
The amount of deferred income taxes accounted for in the Group balance sheet, after the offset of balances within countries for financial reporting purposes, comprised the following deferred income tax assets and liabilities:

	December 31, 2017	December 31, 2016
	$M	$M
Deferred income tax liabilities	(3.6)	(4.9)
Deferred income tax assets	16.2	16.6
Net deferred income tax assets	12.6	11.7